UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tang Capital Management, LLC
Address: 4747 Executive Drive, Suite 510, San Diego, CA 92121


Form 13F File Number: 28-14822

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin C. Tang
Title: Managing Director of Tang Capital Management, LLC
Phone: 858-200-3830

Signature, Place, and Date of Signing:

 /s/ Kevin C. Tang               San Diego, CA              February 14, 2013
-----------------------    ------------------------    -------------------------
     [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   NONE

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:              1

FORM 13F INFORMATION TABLE ENTRY TOTAL:        35

FORM 13F INFORMATION TABLE VALUE TOTAL:    267,652
                                        (thousands)

LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1        Kevin C. Tang          28-14818

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
                                                  FORM 13F INFORMATION TABLE

                                                              VALUE     SHARES/   SH/  PUT/ INVSTMT OTHER       VOTING AUTHORITY
        NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT   PRN  CALL DSCRETN MANAGERS  SOLE       SHARED NONE
ACELRX PHARMACEUTICALS INC     COM                  00444T100   5,325   1,250,000 SH        SOLE               1,250,000      0  0
AEGERION PHARMACEUTICALS INC   COM                  00767E102   9,499     374,260 SH        SOLE                 374,260      0  0
AFFYMAX INC                    COM                  00826A109   9,238     486,463 SH        SOLE                 486,463      0  0
AMARIN CORP PLC                COM                  023111206   4,450     550,000 SH        SOLE                 550,000      0  0
ANTHERA PHARMACEUTICALS INC    COM                  03674U102     656   1,058,261 SH        SOLE               1,058,261      0  0
BIOMARIN PHARMACEUTICAL INC    NOTE 2.500% 3/29/13  09061GAC5   8,904   3,000,000 PRN       SOLE               3,000,000      0  0
CELL THERAPEUTICS INC          COM                  150934883     390     300,000 SH        SOLE                 300,000      0  0
CYCLACEL PHARMACEUTICALS INC   COM                  23254L306   3,827     631,561 SH        SOLE                 631,561      0  0
DENDREON CORP                  COM                  24823Q107   2,224     420,400 SH        SOLE                 420,400      0  0
DENDREON CORP                  COM                  24823Q107     421      79,600 SH        SHARED   1                 0 79,600
                                                                                            -DEFINED
DENDREON CORP                  NOTE 2.875% 1/15/16  24823QAC1  20,151  26,515,000 PRN       SOLE              26,515,000      0  0
DEPOMED INC                    COM                  249908104  13,228   2,137,056 SH        SOLE               2,137,056      0  0
ENDOCYTE INC                   COM                  29269A102   4,183     465,763 SH        SOLE                 465,763      0  0
HORIZON PHARMA INC             COM                  44047T109     806     346,129 SH        SOLE                 346,129      0  0
INTERMUNE INC                  COM                  45884X103   2,907     300,000 SH        SOLE                 300,000      0  0
INTERMUNE INC                  NOTE 2.500% 9/15/18  45884XAE3  12,963  17,000,000 PRN       SOLE              17,000,000      0  0
IRONWOOD PHARMACEUTICALS INC   COM                  46333X108   1,546     139,543 SH        SOLE                 139,543      0  0
MANNKIND CORP                  NOTE 3.750% 12/15/13 56400PAA0  29,564  41,494,000 PRN       SOLE              41,494,000      0  0
MANNKIND CORP                  COM                  56400P201   3,829   1,657,384 SH        SOLE               1,657,384      0  0
MAP PHARMACEUTICALS INC        COM                  56509R108   1,565     100,000 SH        SOLE                 100,000      0  0
NAVIDEA BIOPHARMACEUTICALS INC COM                  63937X103   3,591   1,269,079 SH        SOLE               1,269,079      0  0
NEKTAR THERAPEUTICS            COM                  640268108   7,992   1,078,512 SH        SOLE               1,078,512      0  0
ONCOGENEX PHARMACEUTICALS INC  COM                  68230A106  11,017     839,732 SH        SOLE                 839,732      0  0
ONCOTHYREON INC                COM                  682324108   2,851   1,484,980 SH        SOLE               1,484,980      0  0
PACIRA PHARMACEUTICALS INC     COM                  695127100     177      10,151 SH        SOLE                  10,151      0  0
PDL BIOPHARMA INC              COM                  69329Y104   2,112     300,000 SH        SOLE                 300,000      0  0
PDL BIOPHARMA INC              NOTE 2.875% 2/15/15  69329YAE4  49,246  37,474,000 PRN       SOLE              37,474,000      0  0
QUESTCOR PHARMACEUTICALS INC   COM                  74835Y101  15,141     566,642 SH        SOLE                 566,642      0  0
SALIX PHARMACEUTICALS INC      COM                  795435106  12,142     300,000 SH        SOLE                 300,000      0  0
SAVIENT PHARMACEUTICALS INC    NOTE 4.750% 1/31/18  80517QAA8   5,745  31,919,000 PRN       SOLE              31,919,000      0  0
SAVIENT PHARMACEUTICALS INC    COM                  80517Q100     727     692,800 SH        SOLE                 692,800      0  0
SOMAXON PHARMACEUTICALS INC    COM                  834453201     839     275,079 SH        SOLE                 275,079      0  0
SPECTRUM PHARMACEUTICALS INC   COM                  84763A108   5,538     495,100 SH        SOLE                 495,100      0  0
THRESHOLD PHARMACEUTICALS INC  COM                  885807206   5,957   1,414,981 SH        SOLE               1,414,981      0  0
VANDA PHARMACEUTICALS INC      COM                  921659108   8,901   2,405,661 SH        SOLE               2,405,661      0  0
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